Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer		0.05%	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer	[1]	0.05%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
March 2022 | Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Leverage ratio buffer		50.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.05% after March 2019.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.